Long-term debt (Details 1) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Long-Term Debt [Line Items]
Beginning balance		$ 1,270,330	$ 1,362,192
Borrowings (repayments) on the revolving credit facility		251,155	(450,646)
Issuance of senior unsecured notes		0	391,906
Assumed on acquisitions	[1]	188,496	0
Amortization of transaction costs and prepaid interest		2,286	2,012
Foreign exchange		83,940	(35,134)
Ending balance		$ 1,796,207	$ 1,270,330

[1]	Pursuant to the acquisitions described in Note 5 (Business Combinations), Vermilion assumed the credit facilities of the acquired companies and immediately extinguished them following the respective acquisitions using proceeds from Vermilion's revolving credit facility.